Investment Securities, Available-for-sale Securities, Maturities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Amortized Cost [Abstract]
Due in one year or less	$ 1,456
Due in one year through five years	86,482
Due after five years through ten years	872
Due after ten years	9
Amortized Cost	608,486
Fair Value [Abstract]
Due in one year or less	1,454
Due in one year through five years	86,322
Due after five years through ten years	892
Due after ten years	9
Fair Value	601,002
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	416,625
Fair Value [Abstract]
Securities, fair value	411,729
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	92,620
Fair Value [Abstract]
Securities, fair value	90,416
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Commercial [Member]
Amortized Cost [Abstract]
Securities, amortized cost	10,422
Fair Value [Abstract]
Securities, fair value	$ 10,180